Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 87,227	$ 76,911
Accounts receivable	32,039	5,870
Unbilled receivables	3,472	2,981
Prepaid expenses and other current assets	2,044	4,967
Total current assets	124,782	90,729
Non-current assets:
Property and equipment, net	6,672	2,113
Right-of-use asset, net	13,852	10,068
In-process research and development assets	150,600	150,600
Goodwill	48,163	48,163
Long-term restricted cash	1,669	1,377
Investments	2,000	2,000
Total assets	347,738	305,050
Current liabilities:
Accounts payable	2,862	3,150
Accrued expenses and other current liabilities	10,954	15,572
Lease liability	2,523	2,166
Deferred revenue	0	2,311
Loan payable		0
Warrant liabilities	1,205	720
Contingent value right liability	8,571	15,983
Forward contract liabilities	0	28,307
Total current liabilities	26,115	68,209
Non-current liabilities:
Loan payable, net of current portion		0
Lease liability, net of current portion	12,344	8,789
Deferred revenue, net of current portion	0	3,538
Warrant liabilities, net of current portion	8,055	5,674
Contingent value right liability, net of current portion	386,829	342,617
Deferred tax liabilities, net	15,853	15,853
Total liabilities	449,196	444,680
Commitments and contingencies (Note 18)
Series A Preferred Stock, $0.0001 par value; no and 548,375 shares authorized as of June 30, 2024 and December 31, 2023, respectively; no and 435,120.513 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	0	296,851
Options for Series A Preferred Stock	0	3,703
Stockholders' deficit:
Preferred stock, value, issued	0	0
Common stock, $0.0001 par value; 350,000,000 shares authorized as of June 30, 2024 and December 31, 2023; 17,816,238 and 5,397,597 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	2	1
Additional paid-in capital	560,766	179,062
Accumulated deficit	(657,635)	(614,647)
Accumulated other comprehensive loss	(4,591)	(4,600)
Total stockholders' (deficit) equity	(101,458)	(440,184)
Total liabilities, convertible preferred stock, and stockholders' (deficit) equity	347,738	305,050
Series A Preferred Stock
Stockholders' deficit:
Preferred stock, value, issued	$ 0	$ 0